Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,054,000
Previously Paid Amount	0.00
Total Fee Amount	4,150.46
Total Offset Amount	0.00
Net Fee	4,150.46
Narrative - Max Aggregate Offering Price	$ 30,054,000
Final Prospectus	true